Note 8 - Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

8. Property and Equipment

Property and equipment, net consists of the following:

	Estimated Useful Life (in years)			September 30, 2023	December 31, 2022
Satellites and other equipment	3	-	5	$68,369	$54,370
Satellites under construction	Not applicable			16,032	22,194
Leasehold improvements	5	-	10	7,601	6,433
Other property and equipment	3	-	10	4,227	4,146
Total property and equipment				96,229	87,143
Less: Accumulated depreciation				(53,501)	(39,162)
Property and equipment, net				$42,728	$47,981

Information related to the Company’s property and equipment and operating lease ROU assets by geography is as follows:

	September 30, 2023	December 31, 2022
Uruguay	$37,991	$43,134
Argentina	930	1,346
Spain	828	729
Netherlands	11,820	9,471
Other countries	490	1,472
Total (1) (2) (3)	$52,059	$56,152

(1)	Non-current assets include property and equipment, net and operating lease right-of-use assets.
(2)	Presentation in the table is based on the geographic location of the entity that holds the assets.
(3)	We do not have any non-current assets in the country of incorporation of the holding company.

8. Property and Equipment

Property and equipment, net consists of the following:

				December 31,
	Estimated Useful Life (in years)			2022	2021
Satellites in orbit		3		$54,370	$43,716
Satellites under construction	Not applicable			22,194	10,558
Leasehold improvements	5	-	10	6,433	769
Other property and equipment	3	-	10	4,146	2,138
Total property and equipment				87,143	57,181
Less: Accumulated depreciation				(39,162)	(24,651)
Property and equipment, net				$47,981	$32,530

Provisions for depreciation are based on estimated useful lives of the assets using the straight-line method.

Information related to our property and equipment and operating lease ROU assets by geography is as follows:

	December 31,
	2022	2021
Uruguay	$43,134	$33,208
Argentina	1,346	1,250
Spain	729	791
Netherlands	9,471	—
Other countries	1,472	236
Total (1) (2) (3)	$56,152	$35,485

(1)	Non-current assets include property and equipment, net and operating lease right-of-use assets.
(2)	The presentation in the table above is based on the geographic location of the entity that holds the assets.
(3)	We do not have any non-current assets in the country of incorporation of the holding company.